OTHER LONG-TERM LIABILITIES - Other Long-term Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
OTHER LONG-TERM LIABILITIES.
Provision for retirement indemnities (Japan & France), less current portion	€ 1,962	€ 2,281
Provision for employee termination indemnities (Korea) less current portion	122	97
Provision for Asset Retirement Obligation (Japan) less current portion	101	109
Provision for warranty costs, less current portion	62	46
Conditional government advances, less current portion	463
Total	€ 2,710	€ 2,534